American Funds® Global Insight Fund
Investment portfolio
January 31, 2025
unaudited

Common stocks 95.85% Information technology 19.72%	Shares	Value (000)
Broadcom, Inc.	2,328,540	$515,236
Microsoft Corp.	1,086,950	451,149
Apple, Inc.	1,670,166	394,159
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,644,697	344,268
SAP SE	1,033,233	287,116
ASML Holding NV	297,972	221,047
Fujitsu, Ltd.	6,718,000	129,912
Keyence Corp.	237,460	102,411
Salesforce, Inc.	249,226	85,160
TDK Corp.	6,970,075	83,968
ServiceNow, Inc.[1]	48,275	49,162
Applied Materials, Inc.	244,656	44,124
Accenture PLC, Class A	111,672	42,988
Globant SA1	199,306	42,516
Nomura Research Institute, Ltd.	1,128,300	38,209
KLA Corp.	46,311	34,189
Texas Instruments, Inc.	184,397	34,042
Atlassian Corp., Class A1	105,344	32,317
NVIDIA Corp.	235,000	28,216
Infineon Technologies AG	797,959	26,444
Analog Devices, Inc.	104,605	22,165
Micron Technology, Inc.	207,085	18,894
OBIC Co., Ltd.	619,900	18,460
Capgemini SE	68,896	12,558
Adobe, Inc.[1]	27,367	11,972
Constellation Software, Inc.	2,782	9,098
MicroStrategy, Inc., Class A1	18,789	6,290
STMicroelectronics NV	271,170	6,103
		3,092,173
Industrials 18.22%
Safran SA	1,309,160	325,274
General Electric Co.	1,253,572	255,190
GE Vernova, Inc.	610,976	227,821
Rolls-Royce Holdings PLC[1]	21,015,348	157,430
Northrop Grumman Corp.	297,528	144,976
Ingersoll-Rand, Inc.	1,477,131	138,555
Airbus SE, non-registered shares	761,017	131,507
DSV A/S	483,584	95,739
HEICO Corp.	293,243	70,067
HEICO Corp., Class A	122,045	23,229
ABB, Ltd.	1,683,595	91,893
Epiroc AB, Class A	4,606,712	87,437
AMETEK, Inc.	442,074	81,589
SMC Corp.	182,900	68,989
FedEx Corp.	255,978	67,801
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Armstrong World Industries, Inc.	414,654	$62,617
RELX PLC	1,168,436	58,103
Paychex, Inc.	336,786	49,733
Carrier Global Corp.	759,401	49,650
Axon Enterprise, Inc.[1]	72,965	47,586
RTX Corp.	360,421	46,476
Saia, Inc.[1]	96,112	46,144
ITT, Inc.	284,723	42,999
Lennox International, Inc.	68,242	40,428
Ryanair Holdings PLC (ADR)	853,597	39,854
TransDigm Group, Inc.	28,745	38,902
Rheinmetall AG, non-registered shares	48,676	38,138
MTU Aero Engines AG	110,121	37,750
CSX Corp.	1,106,439	36,369
Canadian National Railway Co. (CAD denominated)	333,740	34,863
Recruit Holdings Co., Ltd.	488,200	34,131
Honeywell International, Inc.	152,355	34,085
ITOCHU Corp.	721,000	33,239
Mitsubishi Corp.	2,051,600	32,777
United Rentals, Inc.	32,906	24,945
Veralto Corp.	167,076	17,274
TFI International, Inc. (CAD denominated)	127,048	16,744
Daikin Industries, Ltd.	99,500	11,724
Norfolk Southern Corp.	32,834	8,383
BAE Systems PLC	498,206	7,539
		2,857,950
Financials 14.24%
JPMorgan Chase & Co.	1,149,999	307,395
Mastercard, Inc., Class A	370,533	205,805
London Stock Exchange Group PLC	1,260,824	187,790
DBS Group Holdings, Ltd.	4,820,435	158,079
Visa, Inc., Class A	456,383	155,992
Marsh & McLennan Companies, Inc.	708,909	153,748
S&P Global, Inc.	212,930	111,024
Deutsche Bank AG	5,172,515	101,579
Aon PLC, Class A	225,325	83,555
AIA Group, Ltd.	10,817,678	76,090
Münchener Rückversicherungs-Gesellschaft AG	136,084	73,723
Hong Kong Exchanges and Clearing, Ltd.	1,774,300	68,929
Arch Capital Group, Ltd.	633,755	58,984
Skandinaviska Enskilda Banken AB, Class A	4,161,649	58,666
Arthur J. Gallagher & Co.	188,539	56,905
Partners Group Holding AG	37,045	56,327
UniCredit SpA	962,193	44,244
KKR & Co., Inc.	235,487	39,343
NatWest Group PLC	6,969,644	37,229
Truist Financial Corp.	768,745	36,608
Euronext NV	302,347	35,070
CME Group, Inc., Class A	139,073	32,893
Chubb, Ltd.	93,821	25,508
Blackstone, Inc.	121,637	21,543
Jack Henry & Associates, Inc.	98,719	17,186
Brookfield Asset Management, Ltd., Class A	186,417	11,153
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ICICI Bank, Ltd. (ADR)	309,432	$8,871
Tradeweb Markets, Inc., Class A	66,303	8,414
		2,232,653
Health care 12.15%
Novo Nordisk AS, Class B	3,657,220	308,740
AstraZeneca PLC	1,775,157	249,953
EssilorLuxottica SA	864,668	237,782
Abbott Laboratories	1,407,337	180,041
Danaher Corp.	637,894	142,084
UnitedHealth Group, Inc.	223,346	121,163
Regeneron Pharmaceuticals, Inc.	170,781	114,932
Amgen, Inc.	236,908	67,618
Eli Lilly and Co.	79,546	64,518
AbbVie, Inc.	339,810	62,491
Bristol-Myers Squibb Co.	1,040,197	61,320
BeiGene, Ltd. (ADR)[1]	222,522	50,065
HOYA Corp.	338,300	45,480
Terumo Corp.	2,064,500	38,791
Chugai Pharmaceutical Co., Ltd.	866,500	37,431
Daiichi Sankyo Co., Ltd.	1,165,900	32,047
Sarepta Therapeutics, Inc.[1]	248,546	28,265
Straumann Holding AG	168,487	23,866
Mettler-Toledo International, Inc.[1]	11,504	15,696
Merck & Co., Inc.	150,970	14,919
Molina Healthcare, Inc.[1]	29,389	9,123
		1,906,325
Consumer discretionary 8.82%
Amazon.com, Inc.[1]	828,447	196,905
Royal Caribbean Cruises, Ltd.	624,443	166,477
Industria de Diseño Textil, SA	2,690,312	146,641
Hilton Worldwide Holdings, Inc.	454,611	116,412
Amadeus IT Group SA, Class A, non-registered shares	1,263,006	92,846
MercadoLibre, Inc.[1]	40,150	77,176
LVMH Moët Hennessy-Louis Vuitton SE	96,250	69,350
Hermès International	20,397	57,102
adidas AG	182,095	48,092
Sony Group Corp.	2,126,000	46,884
Tractor Supply Co.	858,572	46,672
Aramark	1,126,108	43,817
Norwegian Cruise Line Holdings, Ltd.[1]	1,501,708	42,573
Ferrari NV (EUR denominated)	95,731	41,199
Marriott International, Inc., Class A	137,382	39,922
Aristocrat Leisure, Ltd.	829,972	38,863
Flutter Entertainment PLC[1]	122,135	32,606
Evolution AB	324,460	24,814
B&M European Value Retail SA	5,825,430	23,331
YUM! Brands, Inc.	131,839	17,205
H World Group, Ltd.	2,615,100	8,421
BYD Co., Ltd., Class H	175,000	6,130
		1,383,438
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Communication services 6.99%	Shares	Value (000)
Alphabet, Inc., Class A	1,458,923	$297,650
Alphabet, Inc., Class C	815,443	167,655
Meta Platforms, Inc., Class A	307,797	212,128
Electronic Arts, Inc.	682,641	83,903
Nintendo Co., Ltd.	1,196,900	78,541
Koninklijke KPN NV	15,586,988	56,392
Netflix, Inc.[1]	53,264	52,026
Comcast Corp., Class A	1,411,923	47,525
América Móvil, SAB de CV, Class B (ADR)	2,784,563	39,012
T-Mobile US, Inc.	121,342	28,269
Charter Communications, Inc., Class A1	59,843	20,675
Tencent Holdings, Ltd.	167,900	8,848
Singapore Telecommunications, Ltd.	1,680,000	4,106
		1,096,730
Consumer staples 5.13%
Philip Morris International, Inc.	1,145,343	149,124
Danone SA	1,827,292	127,850
L’Oréal SA, non-registered shares	232,884	85,969
Anheuser-Busch InBev SA/NV	1,268,604	62,393
Costco Wholesale Corp.	58,369	57,195
Nestlé SA	670,747	57,032
Imperial Brands PLC	1,342,887	45,310
Hershey Co.	212,498	31,715
Carlsberg A/S, Class B	295,354	30,988
General Mills, Inc.	499,729	30,054
Keurig Dr Pepper, Inc.	892,171	28,639
Constellation Brands, Inc., Class A	147,041	26,585
Uni-Charm Corp.	3,136,800	24,601
Pernod Ricard SA	202,152	22,953
British American Tobacco PLC	403,367	15,979
Coca-Cola Co.	140,872	8,943
		805,330
Utilities 3.89%
Constellation Energy Corp.	439,105	131,723
Engie SA	7,622,602	125,682
Atmos Energy Corp.	573,906	81,787
CenterPoint Energy, Inc.	1,777,811	57,903
Sempra	658,527	54,612
Entergy Corp.	445,944	36,157
CMS Energy Corp.	533,678	35,223
Edison International	574,524	31,024
National Grid PLC	1,908,102	23,201
AES Corp.	1,595,424	17,550
SSE PLC	762,650	15,397
		610,259
Energy 3.32%
TotalEnergies SE	3,595,832	208,867
BP PLC	18,428,459	95,606
TC Energy Corp. (CAD denominated)	1,541,630	69,468
Chevron Corp.	290,118	43,283
Exxon Mobil Corp.	399,284	42,655
EQT Corp.	634,195	32,420
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
ConocoPhillips	208,895	$20,645
South Bow Corp. (CAD denominated)	294,770	7,054
		519,998
Materials 2.78%
Air Liquide SA	542,278	94,553
Givaudan SA	16,945	73,904
Shin-Etsu Chemical Co., Ltd.	2,336,400	72,918
Linde PLC	128,270	57,224
Sika AG	193,457	49,135
Freeport-McMoRan, Inc.	1,340,214	48,047
Sherwin-Williams Co.	59,854	21,437
Air Products and Chemicals, Inc.	57,898	19,411
		436,629
Real estate 0.59%
Welltower, Inc. REIT	263,226	35,925
Equinix, Inc. REIT	33,611	30,709
Link REIT	6,178,369	25,473
		92,107
Total common stocks (cost: $11,570,107,000)		15,033,592
Short-term securities 4.13% Money market investments 4.13%
Capital Group Central Cash Fund 4.40%[2,3]	6,470,931	647,223
Total short-term securities (cost: $647,172,000)		647,223
Total investment securities 99.98% (cost: $12,217,279,000)		15,680,815
Other assets less liabilities 0.02%		3,663
Net assets 100.00%		$15,684,478
Investments in affiliates3

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.13%
Money market investments 4.13%
Capital Group Central Cash Fund 4.40%[2]	$68,115	$1,128,936	$549,880	$(12)	$64	$647,223	$7,178

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 1/31/2025.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Global Insight Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,165,945	$926,228	$—	$3,092,173
Industrials	1,646,280	1,211,670	—	2,857,950
Financials	1,334,927	897,726	—	2,232,653
Health care	932,235	974,090	—	1,906,325
Consumer discretionary	779,765	603,673	—	1,383,438
Communication services	948,843	147,887	—	1,096,730
Consumer staples	332,255	473,075	—	805,330
Utilities	445,979	164,280	—	610,259
Energy	215,525	304,473	—	519,998
Materials	146,119	290,510	—	436,629
Real estate	66,634	25,473	—	92,107
Short-term securities	647,223	—	—	647,223
Total	$9,661,730	$6,019,085	$—	$15,680,815

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
American Funds Global Insight Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-122-0325
American Funds Global Insight Fund — Page 8 of 8